Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Apr. 22, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
TorrayResolute Small/Mid Cap Growth Fund | Investor Class Shares
Prospectus:
Trading Symbol	TRSDX
TorrayResolute Small/Mid Cap Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	TRSMX